2. SUMMARY OF ACCOUNTING POLICIES (Details Narrative) (USD $)	3 Months Ended		12 Months Ended		41 Months Ended	44 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Mar. 31, 2014
Accounting Policies [Abstract]
Fully diluted shares			473,674,550	286,418,391
Stock-based compensation expense	$ 188,163	$ 115,824	$ 642,889	$ 1,156,921		$ 2,561,432
Research and development costs	$ 9,033	$ 13,893	$ 31,304	$ 180,916	$ 648,629	$ 657,662